Other Assets and Liabilities Other Noncurrent Assets (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Assets, Noncurrent Disclosure [Abstract]
Deferred charges, net of amortization		$ 582	$ 569
Goodwill		196	41
Investments - equity method and joint ventures		170	114
Deposits		53	15
Emissions credits		51	73
Deferred branding costs, net of amortization		43	22
Other assets, net of amortization		55	18
Total Other Noncurrent Assets	$ 1,311	$ 1,150	$ 852